Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 7:- FINANCIAL INSTRUMENTS

Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2024	2023	2023
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$316	$2,081	$2,141
Short-term deposits		2,308	-	3,000
Loans to related party		2,448	-	-
Trade receivables		19	43	22
Government authorities		74	100	62
Other receivables		97	715	203
Investments in financial assets		403	849	659

		$5,665	$3,788	$6,087

Financial liabilities:
Credit from others		$-	$-	$48
Warrants liability		345	1,714	532
Lease liability		64	-	76

Total financial and lease liabilities		$409	$1,714	$656

NOTE 14:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2023	2022
Financial assets:
Cash and restricted deposits	$2,141	$3,634
Short term deposits	3,000	-
Government authorities	62	45
Other receivables	203	46
Investments in financial assets	659	591

Total financial assets at amortized cost	6,065	4,316

Financial liabilities:

Credit from others	48	102
Warrants liability	532	2,737
Lease liability	76	27

Total financial and lease liabilities	$656	$2,866

The tables below are a comparison between the carrying amount and fair value of the Company’s financial instruments as of December 31, 2023, and 2022, which are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Cash and restricted deposits	$2,141	$-		$-	$2,141
Short term deposits	3,000	-		-	3,000
Government authorities	62	-		-	62
Other receivables	203	-		-	203
Investments in financial assets	659	$-		$-	$659
Total financial assets at amortized cost	$6,065	$-		$-	$6,065

Credit from others	$48	$-		$-	$48
Warrants liability	532	-		-	532
Lease liability	76	-		-	76
Total financial and lease liabilities	$656	$-	$		$656

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Cash and restricted deposits	$3,634	$-		$-	$3,634
Short term deposits	-	-		-	-
Government authorities	45	-		-	45
Other receivables	46	-		-	46
Investments in financial assets	591	$-		$-	$591
Total financial assets at amortized cost	$4,316	$-		$-	$4,316

Credit from others	$102	$-		$-	$102
Warrants liability	2,737	-		-	2,737
Lease liability	27	-		-	27
Total financial and lease liabilities	$2,866	$-	$		$2,866
b.	Dekel

On March 19, 2020, the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered as a related party to the Company; however, it is no longer a related party to the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 12,088 ordinary shares of the Company (the “Private Placement Warrant”) and 1,538 ordinary shares. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $5,148. The Notes are unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ordinary shares at an initial conversion price of $0.35 per ordinary share (the “Fixed Conversion Price”), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ordinary shares as reported on Nasdaq or any exchange upon which the ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent. The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ordinary share, subject to adjustment. On November 8, 2020, the Notes were terminated and the initial tranche was fully repaid by the Company.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2023	December 31, 2022	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	72	72	122.01
Risk-free interest rate (%)	3.84	4.00	0.38
Underlying Share Price ($)	4.88	19.66	11.18
Exercise price ($)	637	637	637
Warrants fair value ($)	0	0	0.36

c.	Financial risk factors:

The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by management in accordance with the policies approved by the Board. The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency.

2.	Credit risks:

All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2023, the Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value.

Refer to Note 14a for more information.